Commitments and Contingencies - Lease commitments (Table) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Lease commitments
2018	$ 30,891
2019	(4,681)
2020	(4,646)
2021	(4,609)
2022	(4,570)
2023 and thereafter	(36,359)
Total	(23,974)
Future, minimum, non-cancellable charter revenue (1)
Lease commitments
2018	32,960
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	0
Total	32,960
Future, minimum, non-cancellable lease payment under vessel operating leases (2)
Lease commitments
2018	(552)
2019	0
2020	0
2021	0
2022	0
2023 and thereafter	0
Total	(552)
Bareboat commitments charter hire (3)
Lease commitments
2018	(1,517)
2019	(4,681)
2020	(4,646)
2021	(4,609)
2022	(4,570)
2023 and thereafter	(36,359)
Total	$ (56,382)